John Hancock Financial Services

U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-4324

Fax: (617) 663-2197

E-Mail: aouellette@jhancock.com

Name  : Alfred P. Ouellette

Title:	Assistant Vice President and
Senior Counsel

October 3, 2007

EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	John Hancock Sovereign Bond Fund– (the “Trust”)

John Hancock Income Funds Class A, Class B, Class C and Class I shares Prospectuses

--John Hancock Bond Fund;

File No. 811-2402 and 2-48925

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the forms of the Class A, B,C and I shares Prospectuses dated October 1, 2007 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette

Alfred P. Ouellette

Assistant Secretary